Provisions - Schedule of Future Payments (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-term employee benefits [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	$ 1,178	$ 953
Long-term employee benefits [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	1,154	1,105
Long-term employee benefits [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	880	1,105
Long-term employee benefits [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	841	877
Long-term employee benefits [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	1,016	786
Long-term employee benefits [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	4,883	4,612
Pension plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,465	2,614
Pension plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,427	2,471
Pension plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,410	2,410
Pension plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,386	2,388
Pension plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,353	2,360
Pension plan [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	11,085	11,161
Retroactive unemployment plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	105	65
Retroactive unemployment plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	72	56
Retroactive unemployment plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	32	66
Retroactive unemployment plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	15	29
Retroactive unemployment plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	1	15
Retroactive unemployment plan [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	90	43
Retirement Bonus Plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	102	72
Retirement Bonus Plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	50	42
Retirement Bonus Plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	37	48
Retirement Bonus Plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	39	38
Retirement Bonus Plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	37	40
Retirement Bonus Plan [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	$ 227	$ 197